Fair Value of Financial Instruments - Additional Information (Detail) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Fair Value Disclosures [Abstract]
Liabilities measured at fair value on recurring or non-recurring basis	$ 0	$ 0